Income Taxes - Summary of Reconciliation of Income Taxes Computed at Statutory Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal provision (benefit) at statutory rate	$ (1,730)	$ 5,970	$ (224)
U.S./Foreign tax rate differential	604	828	2,320
Foreign non-deductible expenses	376	(14)	(1,084)
Foreign tax provision	311	821	1,734
State taxes, net of federal benefit	(337)	(1)	(297)
State tax rate change, net of federal benefit	72	(201)	(33)
Change in uncertain tax positions	(343)	209	38
Change in valuation allowance	28,769	(21,750)	14,776
Tax credits	(1,738)	(2,284)	(1,244)
Share-based compensation	457	(30)	(91)
Executive compensation (IRC 162m)	38	226	871
Repatriation of foreign earnings	1,237	435	1,245
GILTI, net of related foreign tax credit	0	142	365
Pension settlement	0	0	3,394
Other	(223)	446	(866)
Provision (benefit) for income taxes	$ 27,493	$ (15,203)	$ 20,904